RESTRICTED CASH (Details) $ in Millions	6 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2019 vessel	Jun. 30, 2019 very_large_crude_carrier	Jun. 30, 2019 USD ($)	Jun. 30, 2019 Rate	Dec. 31, 2018 USD ($) vessel
Restricted Cash and Cash Equivalents Items [Line Items]
Debt instrument, covenant compliance, cash required to be maintained				$ 41.2		$ 37.9
Debt instrument, covenant compliance, cash required to be maintained, percentage	51.00%				0.00%	50.00%
Lessee, Finance Lease, Number Of Leased Assets | vessel		3				3
Cash buffer per vessel, covenant compliance	$ 2.0
Ship Finance International Limited
Restricted Cash and Cash Equivalents Items [Line Items]
Lessee, Finance Lease, Number Of Leased Assets | very_large_crude_carrier			3
Cash surplus required for vessel leasing agreements, covenant compliance				$ 10.4		$ 3.5